Capital Management and Dividends	12 Months Ended
Mar. 31, 2014
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Capital Management and Dividends

16.  Capital Management and Dividends

The following table summarises the dividends declared during the year ended 31 March 2014 and 2013:

(Millions of US dollars)	US Cents/Security	US$ Total Amount	Announcement Date	Record Date	Payment Date
125 year anniversary special dividend	0.28	124.6	28 February 2014	21 March 2014	30 May 2014

FY 2014 first half dividend	0.08	35.5	14 November 2013	19 December 2013	28 March 2014

FY 2013 special dividend	0.24	106.1	23 May 2013	28 June 2013	26 July 2013

FY 2013 second half dividend	0.13	57.5	23 May 2013	28 June 2013	26 July 2013

FY 2013 first half dividend	0.05	22.1	15 November 2012	18 December 2012	25 January 2013

FY 2012 second half dividend	0.38	166.4	21 May 2012	29 June 2012	23 July 2012

Subsequent to 31 March 2014, the Company announced an ordinary dividend of US32.0 cents per security and a special dividend of US20.0 cents per security, both with a record date of 12 June 2014 and payment date of 8 August 2014.

During the year ended 31 March 2014, the Company acquired approximately 1.9 million shares of its common stock under a share repurchase program announced on 23 May 2013 to acquire up to 5% of its issued capital during the subsequent twelve month period. The acquired shares had an aggregate cost of US$22.1 million (A$24.5 million) and the average price paid per share of common stock was US$11.64 (A$12.92). The US dollar amount was determined using the weighted average spot exchange rates for the days on which shares were acquired. All acquired shares were officially cancelled prior to 31 March 2014. In addition, no securities were bought back during the year ended 31 March 2013 under the May 2012 announced share buyback program.

Subsequent to 31 March 2014, the Company acquired an additional 715,000 shares of its common stock, with an aggregate cost of A$9.8 million (US$9.1 million), at an average market price of A$13.69 (US$12.73).